Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill, Beginning Balance	¥ 444,933	¥ 329,000	¥ 328,927
Acquisition of subsidiaries	103,136	115,848	0
Disposal of subsidiaries	(4,326)	0	0
Foreign exchange difference	(88)	85	73
Goodwill, Ending Balance	¥ 543,655	¥ 444,933	¥ 329,000